Other (Expense) Income, Net - Summary of Other (Expense) Income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Analysis Of Income And Expense [Line Items]
Fair value changes on financial assets classified as FVTPL	$ 91,736	$ 78,172
Gain on acquisition of consolidated entity	62,682
Gain on disposal of consolidated entity		8,820
Interest income	49,312	1,350
Interest expense	(2,035)	(784)
Foreign currency loss	(5,572)	(2,440)
Convertible debt issuance costs	(16,380)
Fair value changes on Put Liabilities	(17,850)	(21,000)
Settlement loss	(28,611)
Fair value changes on financial liabilities designated as FVTPL	(203,095)
Impairment of product rights		(28,000)
Other (expense) income, net	(8,850)	(4,905)
Total other (expense) income, net	(69,985)	$ 31,213
TerrAscend
Analysis Of Income And Expense [Line Items]
Net gain in other (expense) income on derecognition of equity investment	$ 8,678